Operations - Schedule Of Subsidiaries And Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2023
Youdao (Hong Kong) Limited [Member] | Subsidiaries [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hong Kong, China, 2016
Percentage of economic ownership	100.00%
Principal activities	Holding company
Youdao Education Technology (Hong Kong) Limited [Member] | Subsidiaries [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hong Kong, China, 2021
Percentage of economic ownership	100.00%
Principal activities	Providing sales of smart devices
NetEase Youdao Information Technology (Beijing) Co., Ltd. ("Youdao Information") [Member] | Subsidiaries [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China, 2006
Percentage of economic ownership	100.00%
Principal activities	Providing sales of smart devices and solutions, technical support to the VIEs
NetEase Youdao Information Technology (Hangzhou) Co., Ltd. ("Youdao Hangzhou") [Member] | Subsidiaries [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hangzhou, China, 2019
Percentage of economic ownership	100.00%
Principal activities	Providing technical support to the VIEs
NetEase Youdao (Hangzhou) Smart Technology Co., Ltd. ("Youdao Smart Technology") [Member] | Subsidiaries [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hangzhou, China, 2021
Percentage of economic ownership	100.00%
Principal activities	Providing sales of smart devices
Beijing NetEase Youdao Computer System Co., Ltd. ("Youdao Computer") [Member] | VIEs [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China, 2007
Percentage of beneficial interests	100.00%
Principal activities	Providing online learning services as well as online marketing services
Hangzhou NetEase Linjiedian Education Technology Co., Ltd. ("Linjiedian Education") [Member] | VIEs [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Hangzhou, China, 2019
Percentage of beneficial interests	100.00%
Principal activities	Providing online learning services
Youdao (Guangzhou) Computer System Co., Ltd. ("Youdao Guangzhou Computer") [Member] | VIEs [Member]
Subsidiaries And Variable Interest Entity [Line Items]
Place and year of incorporation	Guangzhou, China, 2021
Percentage of beneficial interests	100.00%
Principal activities	Providing online learning services